Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Funds

Supplement dated March 8, 2023
to the
Statement of Additional Information (“SAI”)
dated July 29, 2022

On February 23, 2023, Mr. Robert Male resigned from his role as an Interested Trustee of Buffalo Funds (the “Trust”), and the Board of Trustees of the Trust appointed Ms. Laura Symon Browne as a new Interested Trustee of the Trust. These changes were made as part of a predetermined succession plan. Mr. Male will continue to serve in his role as Co-Portfolio Manager for the Buffalo Small Cap Fund.

Accordingly, all references to Mr. Male as an Interested Trustee in the SAI are hereby removed. In addition, the disclosures in the section of the SAI entitled “Management of the Funds” are hereby replaced with the following:

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

Board Leadership Structure

The Board of Trustees is currently comprised of three Independent Trustees –Mr. Philip J. Kennedy, Ms. Rachel F. Lupardus, and Mr. Jeffrey D. Yowell – and one Interested Trustee – Ms. Laura Symon Browne. Ms. Symon Browne is an interested person of the Trust by virtue of the fact that she is an employee of the Advisor.

The Board of Trustees has established three standing committees – the Audit Committee, the Nominating Committee, and the Marketing and Distribution Committee. All Independent Trustees are members of the Audit Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes. In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Mr. Yowell and Ms. Symon Browne are members of the Marketing and Distribution Committee.

Each Trustee was appointed to serve on the Board of Trustees because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below. The Board of Trustees reviews its leadership structure regularly. The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Trust as a whole. The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings. In addition, the CCO presents an annual report to the Board of

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Trustees in accordance with the Trust’s compliance policies and procedures. The CCO regularly discusses risk issues affecting the Trust and the Funds during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees which is responsible for protecting the interests of Fund shareholders under the laws of Delaware. The Trustees are experienced business and academic persons, who meet throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review Fund performance. The officers of the Trust are responsible for supervising the Funds’ business operations, but the Funds are managed by the Advisor, subject to the supervision and control of the Board of Trustees.

Trustees and Officers

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Philip J. Kennedy 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1945	Trustee	Indefinite term and served since May 1995.	Business Consultant.	10	None
Rachel F. Lupardus 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1972	Trustee	Indefinite term and served since October 2015.	Chief Operating Officer/Chief Financial Officer, Trozzolo Communications Group (marketing communications agency), 2015 – present.	10	None
Jeffrey D. Yowell 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1967	Chairman Trustee	One year term and served since December 31, 2017. Indefinite term and served since October 2015.	President and Owner, Getter Farms, LLC (agriculture and farm-related operations), 2007 – present.	10	None

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEE AND OFFICERS
Laura Symon Browne 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1971	Interested Trustee(1) President and Treasurer	Indefinite term and served since February 2023. Indefinite term and served since November 2022.	President and Treasurer, Buffalo Funds, 2022 – present; Principal, Head of National Broker/Dealer Key Accounts, Vanguard (financial services firm) 2013 – 2022.	10	None
Fred Coats 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1965	Chief Compliance Officer Anti-Money Laundering Officer Secretary	Indefinite term and served since May 2015. Indefinite term and served since May 2015. Indefinite term and served since August 2019.	Chief Compliance Officer, Kornitzer Capital Management, Inc. (management company) May 2015 – present.	N/A	N/A
(1)    Ms. Symon Browne is deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act, by virtue of the fact that she is an employee of the Advisor.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

Philip J. Kennedy. Mr. Kennedy has served as a Trustee of the Trust since inception, and serves as the Chair of the Audit Committee. He is a C.P.A. and serves as a business consultant, since 1987. In addition, Mr. Kennedy also served as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, from 2001 to 2011. Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

Rachel F. Lupardus. Ms. Lupardus has served as a Trustee of the Trust since October 2015. Ms. Lupardus has been the Chief Operating Officer/Chief Financial Officer of Trozzolo Communications Group, a marketing communications agency, since March 2015. Prior to that Ms. Lupardus served as the Chief Financial Officer of KBM Group LLC, Customer Engagement, from 2014 until March 2015 and as Chief Financial Officer of DataCore Marketing LLC, an entity that was acquired by KBM Group LLC in 2007, from 2004 to 2013. Through her employment experience, Ms. Lupardus is experienced with financial, accounting, regulatory and investment matters.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Jeffrey D. Yowell. Mr. Yowell has served as a Trustee of the Trust since October 2015, and as Chairman of the Board since December 31, 2017. He has been the President and owner of Getter Farms, LLC, an agriculture and farm operation, since 2007. Mr. Yowell was the owner, President and Chief Executive Officer of DataCore Marketing, LLC from 1992 – 2007. KBM Group LLC purchased DataCore Marketing, LLC in 2007; however, Mr. Yowell continued to serve as President and CEO of DataCore until 2012. Mr. Yowell served as President of KBM Group LLC in 2013. KBM and DataCore Marketing, LLC, are both marketing services companies. Through his employment experience, Mr. Yowell is experienced with financial, accounting, regulatory and investment matters.

Laura Symon Browne. Ms. Symon Browne has served as a Trustee of the Trust since February 2023, and has served as President and Treasurer of the Trust since November 2022. Ms. Symon Browne has over 30 years of experience in financial services, most recently as Principal at Vanguard – the world’s second largest investment firm. Ms. Symon Browne has previously held various senior leadership roles including leading Vanguard’s Broker Dealer Home Office Sales, Business Development Group Sales, and Arizona Retail operations. Through her employment experience, Ms. Symon Browne is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares

As of December 31, 2022, the Funds’ officers, and the Board as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

As of December 31, 2022, the Trustees had the following interests in the Buffalo Funds’ securities:

Name of Fund	Laura Symon Browne Interested Trustee	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Jeffrey D. Yowell Independent Trustee

Discovery Fund	None	$10,001 - $50,000	$10,001 - $50,000	Above $100,000

Dividend Focus Fund	None	Above $100,000	None	Above $100,000

Early Stage Growth Fund	None	$1 - $10,000	None	$50,001 - $100,000

Flexible Income Fund	None	Above $100,000	Above $100,000	Above $100,000

Growth Fund	None	$10,001 - $50,000	None	Above $100,000

High Yield Fund	None	None	None	$50,001 - $100,000

International Fund	None	$50,001 - $100,000	$50,001 - $100,000	Above $100,000

Large Cap Fund	None	$10,001 - $50,000	None	Above $100,000

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Name of Fund	Laura Symon Browne Interested Trustee	Philip K. Kennedy Independent Trustee	Rachel F. Lupardus Independent Trustee	Jeffrey D. Yowell Independent Trustee

Mid Cap Fund	None	$10,001 - $50,000	$10,001 - $50,000	Above $100,000

Small Cap Fund	None	Above $100,000	$10,001 - $50,000	Above $100,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)	None	Above $100,000	Above $100,000	Above $100,000
(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

COMMITTEES OF THE BOARD

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to each Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm. The Audit Committee is comprised of all of the Trust’s Independent Trustees, and Mr. Kennedy serves as the Chair of the Audit Committee. The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls. The Audit Committee met twice during the Trust’s last fiscal year.

Nominating Committee

The Trust also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Trustee compensation; and (iii) make recommendations to the full Board of Trustees for nominations for membership on all committees, review all committee assignments and periodically review the responsibilities and need for all committees of the Board of Trustees. The Nominating Committee is comprised of all of the Trust’s Independent Trustees and Mr. Yowell serves as the Chair of the Nominating Committee. In accordance with the Trust’s Nominating Committee charter, Trustees are subject to mandatory retirement during the year in which they turn 75. The Nominating Committee met once during the Trust’s last fiscal year. Exceptions to this policy and extensions of the timeframe for accepting an Independent Trustee’s resignation may be made on a case by case basis.

Qualifying Shareholders may recommend nominations for Board members. A Qualifying Shareholder is a (i) shareholder that beneficially owns more than 3% of a Fund’s outstanding shares for at least 3 years prior to submitting the recommendation to the Nominating Committee, or (ii) a group of shareholders that beneficially own, in the aggregate, more than 3% of a Fund’s shares for at least 3 years prior to submitting the

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
recommendation to the Nominating Committee. Each Qualifying Shareholder must also provide a written notice to the Nominating Committee containing the following information:

(i)     the name and address of the Qualifying Shareholder making the recommendation;

(ii)     the number of shares of each class and series, if any, of shares of the Fund which are owned of record and beneficially by such Qualifying Shareholder and the length of time that such shares have been so owned by the Qualifying Shareholder;

(iii)    a description of all arrangements and understandings between such Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;

(iv)    the name, age, date of birth, business address and residence address of the person or persons being recommended;

(v)    such other information regarding (i) the Qualifying Shareholder and (ii) each person recommended by such Qualifying Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission had the nominee been nominated by the Board;

(vi)    whether the Qualifying Shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Funds, as defined in Section 2(a)(19) of the 1940 Act; and

(vii)    the written consent of each person recommended to be named in the Funds’ proxy statement and to serve as a Trustee of the Funds if so nominated and elected/appointed.

It is the intention of the Nominating Committee that the Qualifying Shareholder demonstrate a significant and long-term commitment to the Funds and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Funds and all of their shareholders.

In the event the Nominating Committee receives a recommendation from a Qualifying Shareholder (i) during a time when no vacancy exists or is expected to exist in the near term or (ii) within 60 days of the date of a meeting of the Board at which the Board acts to fill a vacancy or call a meeting of shareholders for the purpose of filling such vacancy, and, in each case, the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Marketing and Distribution Committee

The Board of Trustees has appointed a Marketing and Distribution Committee, which has the responsibility, among other things, to oversee and advise the Board on: (i) efforts to increase the Funds’ brand recognition and endorsement through various avenues including but not limited to the Funds’ website, collateral materials, social media, etc.; (ii) marketing and distribution strategies for the Funds, including competitive positioning within the marketplace; and (iii) the quantitative and qualitative effectiveness and competitiveness of the Funds’ marketing strategies and expenditures. The Marketing and Distribution Committee meets as often as deemed necessary. The Marketing and Distribution Committee may invite members of KCM and/or external marketing experts/resources, to attend its meetings as it deems appropriate. Currently, Mr. Yowell and Ms. Symon Browne are the members of the Marketing and Distribution Committee. The Marketing and Distribution Committee met four times during the Trust’s last fiscal year.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
COMPENSATION AND REIMBURSEMENT OF OUT-OF-POCKET EXPENSES

The Funds do not directly compensate any Trustee or Trust officer for their normal duties and services. Ms. Symon Browne, who is an interested Trustee due to her employment with the Advisor, is compensated by the Advisor and not by the Funds. U.S. Bank Global Fund Services (“Fund Services”) pays the trustee fees from its share of the management fee that it receives from KCM.

For the fiscal year ended March 31, 2022, each Independent Trustee received an annual retainer of $50,000 for the fiscal year (April 1 to March 31), plus $400 per Fund for each regular meeting of the Board of Trustees attended and $100 per Fund for telephone attendance for special meetings. The Chair of the Board of Trustees receives additional annual compensation of $10,000. The Chair of the Audit Committee receives additional annual compensation of $5,000. The Board of Trustees generally meets four times each year.

For the fiscal year ending March 31, 2023, each Independent Trustee will receive an annual retainer of $60,000 for the fiscal year (April 1 to March 31), plus $550 per Fund for each regular meeting of the Board of Trustees attended and $100 per Fund for telephone attendance for special meetings.

In addition, the Funds are directly responsible for payment of out-of-pocket expenses incurred by the Independent Trustees for travel, meals, lodging and similar items in connection with attendance at conferences or Board meetings. Reimbursements to Trustees for out-of-pocket expenses are accrued and paid for by the Funds. Payment of out-of-pocket expenses is allocated equally among the Funds.

The following table shows the total amount of compensation paid to each Independent Trustee, including fees paid on behalf of the Funds by Fund Services and out-of-pocket expenses paid directly by the Funds, for the fiscal year ended March 31, 2022:

Compensation Table
Name of Person, Position	Aggregate Compensation Paid on behalf of Buffalo Funds by Fund Services	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Amount of Compensation
Philip J. Kennedy, Independent Trustee	$71,000	None	None	$71,000
Rachel F. Lupardus, Independent Trustee	$66,000	None	None	$66,000
Jeffrey D. Yowell, Independent Trustee	$76,000	None	None	$76,000

Please retain this supplement with your SAI.